Nature of business and organization	6 Months Ended
Jun. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of business and organization

Note 1– Nature of business and organization

EUDA Health Holdings Limited, which until November 17, 2022 was known as 8i Acquisition 2 Corp. (the “Company”, “EUDA” or “8i”) is a company incorporated on January 21, 2021, under the laws of the British Virgin Islands for the purpose of entering into a merger, share exchange, asset acquisition, stock purchase, recapitalization, reorganization or other similar business combination with one or more businesses or entities (a “Initial Business Combination”). The Company is an “emerging growth company”, as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). The Company’s efforts to identify a prospective target business were not limited to a particular industry or geographic location (excluding China). The Articles of Association prohibited the Company from undertaking the Initial Business Combination with any entity that conducts a majority of its business or is headquartered in China (including Hong Kong and Macau).

On November 17, 2022 (the “Closing Date”), EUDA Health Holdings Limited, a British Virgin Islands business company (formerly known as 8i Acquisition 2 Corp.) (the “Company”), consummated the business combination contemplated by the Share Purchase Agreement (the “SPA”) between 8i Acquisition 2 Corp., a BVI business company (“8i”), EUDA Health Limited, a British Virgin Islands business company (“EHL”), Watermark Developments Limited, a British Virgin Islands business company (“Watermark” or the “Seller”), and Kwong Yeow Liew, dated April 11, 2022 and amended May 30, 2022, June 10, 2022, and September 7, 2022. As contemplated by the SPA, a business combination between 8i and EHL was effected by the purchase by 8i of all of the issued and outstanding shares of EHL from the Seller (the “Share Purchase”), resulting in EHL becoming a wholly owned subsidiary of 8i. In addition, in connection with the consummation of the Share Purchase, 8i has changed its name to “EUDA Health Holdings Limited.”

The Company, through its subsidiaries, operates in two business segments focused on property management services, providing services to shopping malls, office buildings, residential apartments; and after the discontinuation of its medical service operation in September 2023, holistic wellness consumer products and services. The streamlining of the Company’s medical services practice was accounted for as a discontinued operation because it represented a strategic shift that had a major effect on the Company’s operations and financial results in accordance with ASC 205-20-45. Accordingly, assets, liabilities, results of operations, and cash flows related to its medical service practice have been reflected in the accompanying unaudited condensed consolidated financial statements as discontinued operation for all periods presented. In 2025, the Company has further expanded to provide non-invasive healthcare products and services in Asia, with a focus on Singapore, Malaysia, and China. The unaudited condensed consolidated balance sheets as of June 30, 2025 and audited consolidated balance sheets as of December 31, 2024, unaudited condensed consolidated statements of operations and comprehensive income (loss) and unaudited condensed consolidated statements of cash flows for the six months ended June 30, 2025 and 2024 have been adjusted to reflect this change (see Note 4).

Acquisition of Fortress Cove Limited

On May 6, 2024, the Company entered into a share purchase agreement (“Share Purchase Agreement”) with certain persons named therein (the “Share Purchase Agreement”) for the acquisition of all outstanding shares of Fortress Cove Limited (“Fortress Cove”), a British Virgin Islands company which is the sole legal and beneficial owner of the entire share capital of CK Health Plus Sdn Bhd, a Malaysian company (“CK Health”) in the direct sale business of holistic wellness consumer products and services in Malaysia. Pursuant to the Share Purchase Agreement, EUDA has agreed to acquire the entire issued capital of Fortress Cove for an aggregate consideration of 10,000,000 (“Consideration Shares”) newly issued ordinary shares, valued at approximately $15.0 million based upon the enterprise fair value of CK Health appraised by an independent third-party valuation firm. An additional one million ordinary shares will be issued to the persons named in the Share Purchase Agreement if certain financial performance milestones based on CK Health’s net income for the fiscal years 2024 and 2025 are met. The acquisition closed on May 8, 2024 (see Note 5).

EUDA HEALTH HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

On July 1, 2024, Meng Dong Tan, Guohui Zhang, Xin Zhang, Yew Phang Chong, and Yew Yen Chong (the “Surrendering Shareholders”) entered into a share surrender deed with the Company. Pursuant to this agreement, the Company determined that the number of Consideration Shares that should have been issued to the Surrendering Shareholders was 8,571,428 in aggregate, based on the $1.75 per share price, which was the closing bid price quoted on The Nasdaq Stock Market on May 7, 2024, the date immediately preceding the completion date. The Surrendering Shareholders agreed to surrender an aggregate of 1,428,572 fully paid Consideration Shares to the Company for no consideration, subject to the terms of the deed.

The accompanying unaudited condensed consolidated financial statements reflect the activities of EUDA and each of the following entities:

Name	Background		Ownership
EUDA Health Limited (“EHL”)	●	A British Virgin Islands company	100% owned by EUDA
	●	Incorporated on June 8, 2021
	●	A holding Company
Kent Ridge Healthcare Singapore Pte. Ltd. (“KRHSG”) (1) (2)	●	A Singapore company	100% owned by EHL
	●	Incorporated on November 9, 2017
	●	Multi-care specialty group offering range of specialty care services to patients.
EUDA Private Limited (“EUDA PL”) (1) (4)	●	A Singapore company	100% owned by EHL
	●	Incorporated on April 13, 2018
	●	A digital health company that provides a platform to serve the healthcare industry
Zukitek Vietnam Private Limited Liability Company (“ZKTV PL”) (1) (4)	●	A Vietnam company	100% owned by EUDA PL
	●	Incorporated on May 2, 2019
	●	A Research and Development Company

Singapore Emergency Medical Assistance Private Limited (“SEMA”) (1) (3)	●	A Singapore company	100% owned by EHL
	●	Incorporated March 18, 2019
	●	A holding company
Kent Ridge Health Limited (“KRHL”)	●	A British Virgin Islands company	100% owned by EHL
	●	Incorporated on June 8, 2021
	●	A holding company
Super Gateway Group Limited (“SGGL”)	●	A British Virgin Islands company	100% owned by KRHL
	●	Incorporated on April 18, 2008
	●	A holding company
Universal Gateway International Pte. Ltd. (“UGI”)	●	A Singapore company	98.3% owned by SGGL
	●	Incorporated on September 30, 2000
	●	Registered capital of RMB 5,000,000
	●	A holding company
Melana International Pte. Ltd. (“Melana”)	●	A Singapore company	100% owned by UGI
	●	Incorporated on September 9, 2000
	●	Property management service that services shopping malls, business office building, or residential apartments
Tri-Global Security Pte. Ltd. (“Tri-Global”)	●	A Singapore company	100% owned by UGI
	●	Incorporated on August 10, 2000
	●	Property security service that services shopping malls, business office building, or residential apartments
UG Digitech Private Limited (“UGD”)	●	A Singapore company	100% owned by UGI
	●	Incorporated on August 16, 2001
	●	A holding company
Euda Health Pte. Ltd. (“EHPL”)	●	A Singapore company
	●	Incorporated on May 26, 2023	100% owned by EHHL
	●	Management consultancy services for healthcare organization

EUDA HEALTH HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

Fortress Cove Limited (“Fortress Cove”)	●	British Virgin Islands company	100% owned by EUDA
	●	Incorporated on November 2, 2023
	●	A holding company
CK Health Plus Sdn Bhd (“CK Health”) (5)	●	A Malaysian company	100% owned by Fortress Cove
	●	Incorporated on November 23, 2023
	●	Direct sale of holistic wellness consumer products and services in Malaysia
Weith Management Limited (“Weith”) (6)	●	British Virgin Islands company	100% owned by EUDA
	●	A holding company

(1)	These entities were presented as a discontinued operation in accompanying unaudited condensed consolidated financial statements.

(2)	On December 30, 2024, the Company sold 100% equity interest of KRHSG to Merlion Club Limited, an unrelated party, for a consideration of $1.

(3)	On January 1, 2024, the Company lost control of SEMA while it was undergoing liquidation. Accordingly, the Company deconsolidated SEMA from its unaudited condensed consolidated financial statements effective as of that date.

(4)	On January 1, 2024, the Company lost control of Euda PL, and its subsidiary ZKTV PL, while they were undergoing liquidation. Accordingly, the Company deconsolidated Euda PL and ZKTV PL from its unaudited condensed consolidated financial statements effective as of that date.

(5)	On February 17, 2025, EHHL subscribed to 2,157,551 shares and Fortress subscribed to 350,000 shares in CKHP. Subsequently, on 16 April 2025, EHHL subscribed to an additional 2,491,449 shares in CKHP. As of the date of this report, CKHP is owned 93% by EHHL and 7% by Fortress.

(6)	On April 30, 2025, the Company acquired 100% equity interest in Weith from Alfred Lim, an executive director and shareholder of the Company, for nil consideration. As of the date of issuance of these unaudited condensed consolidated financial statements, Weith has no substantive operations other than serving as a holding company.